As filed with the Securities and Exchange Commission on December 18, 2012
File Nos. 333–16093
811–07923

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N–1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post–Effective Amendment No. 56
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 57

CNI CHARTER FUNDS
(Exact Name of Registrant as Specified in its Charter)

400 North Roxbury Drive
Beverly Hills, California 90210
(Address of Principal Executive Office)

(800) 708-8881
(Registrant’s Telephone Number, Including Area Code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, California 90210
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to Rule 485(b)
[X]	on December 19, 2012 pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485(a)(2)
[ ]	on (date) pursuant to Rule 485(a)(1)

Please Send Copy of Communications to:

MICHAEL GLAZER
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071-3106

EXPLANATORY NOTE

This Post-Effective Amendment No. 56 relates to the Government Money Market Fund, Prime Money Market Fund, California Tax Exempt Money Market Fund, Limited Maturity Fixed Income Fund, Government Bond Fund, Corporate Bond Fund, California Tax Exempt Bond Fund, Full Maturity Fixed Income Fund, High Yield Bond Fund, Multi-Asset Fund, U.S. Core Equity Fund, Diversified Equity Fund, Large Cap Value Equity Fund, Large Cap Growth Equity Fund, and Socially Responsible Equity Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, CNI Charter Funds, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Beverly Hills, the State of California, on this18th day of December, 2012.

CNI CHARTER FUNDS

By:	/s/ Richard Gershen .
Richard Gershen
President, Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on December 18, 2012.

/s/ Richard Gershen .	President &
Richard Gershen	Chief Executive Officer

/s/ Eric Kleinschmidt .	Controller &
Eric Kleinschmidt	Chief Operating Officer

Irwin G. Barnet*	Trustee
Irwin G. Barnet

Vernon C. Kozlen *	Trustee
Vernon C. Kozlen

Victor Meschures*	Trustee
Victor Meschures

William R. Sweet*	Trustee
William R. Sweet

James R. Wolford*	Trustee
James R. Wolford

* By:	/s/ Richard Gershen .
Richard Gershen, Attorney–in–Fact
pursuant to Power of Attorney

Exhibit Index

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase